SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets arising from:
-Accrued expenses	$ 7,587,118	$ 6,558,359
-Deferred income	213,086	258,255
-Property, Plant and Equipment	1,149,033	1,210,006
-Other non-current assets	158,607	146,918
-Tax loss carryforwards	4,300,813	5,031,657
Gross deferred income tax assets	13,408,657	13,205,195
Less: valuation allowance	(4,300,813)	(5,031,657)
Net deferred income tax assets	9,107,844	8,173,538
Deferred income tax liabilities arising from:
- Property, plant and equipment	(129,636)	0
- Intangible assets	(7,947,786)	(148,467)
- Land use rights	(552,602)	0
- Equity method investment	(497,489)	0
- Dividend withholding tax	(3,774,778)	(6,085,290)
Deferred income tax liabilities	(12,902,291)	(6,233,757)
Classification on consolidated balance sheets:
Deferred income tax assets, included in other non-current assets	9,107,844	8,173,538
Deferred income tax liabilities, included in other liabilities	$ (12,902,291)	$ (6,233,757)